Recapitalization - Schedule of Number of Shares of Common Stock Issued (Details) - Roth Ch Acquisition Co [Member]	6 Months Ended
Jun. 30, 2025 shares
Schedule of Number of Shares of Common Stock Issued [Line Items]
Shares outstanding	11,500,000
Business Combination	13,165,152
Less: Redemption of ROCL common stock	(11,162,973)
ROCL common stock [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Shares outstanding	337,027
ROCL founder shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Shares outstanding	2,325,000
ROCL private shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Shares outstanding	461,500
Shares issued to advisors [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Business Combination	1,125,000
Business combination shares [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Business Combination	4,248,527
NEW ERA shares [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Business Combination	8,916,625